Consolidated Statements of Operations and Comprehensive Income (Loss) (Q2) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Rental income	$ 21,353	$ 21,222	$ 42,760	$ 43,079
Expenses:
Rental operating - expenses	3,782	3,238	7,629	6,369
Rental operating - payroll	1,810	1,907	3,546	3,916
Rental operating - real estate taxes	2,949	2,717	5,851	5,879
Subtotal - Rental operating expenses	8,541	7,862	17,026	16,164
Management fees	3,242	3,245	6,369	6,640
General and administrative	2,023	1,675	4,111	3,862
Loss on disposal of assets	28	75	92	119
Depreciation and amortization expense	10,056	9,867	20,110	19,668
Total expenses	23,890	22,724	47,708	46,453
Loss before net gain on disposition	(2,537)	(1,502)	(4,948)	(3,374)
Net gain on disposition of property	0	0		20,619
Income (loss) before other income (expense)	(2,537)	(1,502)	(4,948)	17,245
Other income (expense):
Interest income	2	64	13	128
Interest expense	(4,328)	(6,671)	(9,854)	(13,785)
Net income (loss)	(6,863)	(8,109)	(14,789)	3,588
Other comprehensive income (loss):
Designated derivatives, fair value adjustment	2	50	75	82
Comprehensive income (loss)	$ (6,861)	$ (8,059)	$ (14,714)	$ 3,670
Weighted average common shares outstanding	60,310	61,467	60,263	61,491
Basic and diluted net income (loss) per common share	$ (0.11)	$ (0.13)	$ (0.25)	$ 0.06